3. Securities (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Available-for-sale Securities

	September 30, 2013
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,383	$52	$-	$1,435
Federal Home Loan Mortgage Corp.	1,405	58	-	1,463
Federal National Mortgage Association	9,231	461	-	9,692
	12,019	571	-	12,590
CMOs:
Government National Mortgage Assoc.	1,175	121	-	1,296

Marketable equity securities	375	186	-	561
	$13,569	$878	$-	$14,447

	September 30, 2012
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,618	$56	$-	$1,674
Federal Home Loan Mortgage Corp.	2,077	92	-	2,169
Federal National Mortgage Association	12,914	928	-	13,842
	16,609	1,076	-	17,685
CMOs:
Government National Mortgage Assoc.	1,604	184	-	1,788

Marketable equity securities	371	125	(2)	494
	$18,584	$1,385	$(2)	$19,967

Held-to-maturity securities

	September 30, 2013
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$52,995	$-	$-	$52,995
Mortgaged-backed securities:
Federal National Mortgage Association	11,650	578	(1)	12,227
Federal Home Loan Mortgage Corp	2,528	155	-	2,683
CMOs:
Federal Home Loan Mortgage Corp.	43	1	-	44
Federal National Mortgage Association	516	33	-	549
	$67,732	$767	$(1)	$68,498

	September 30, 2012
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$44,673	$-	$-	$44,673
Mortgaged-backed securities:
Federal National Mortgage Association	17,364	1,180	-	18,544
Federal Home Loan Mortgage Corp.	3,874	321	-	4,195
CMOs:
Federal Home Loan Mortgage Corp.	76	5	-	81
Federal National Mortgage Association	826	71	-	897
	$66,813	$1,577	$-	$68,390

Held-to-Maturity with unrealized losses
	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
(In thousands)	Fair Value	Gross unrealized losses	Fair value	Gross Unrealized losses	Fair value	Gross unrealized losses
Held-to-Maturity
Mortgaged-backed securities:
Federal National Mortgage Association	$-	$-	$110	$(1)	$110	$(1)
Total	$-	$-	$110	$(1)	$110	$(1)

Available-for-sale securities with unrealized losses
	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	Losses	value	losses	value	losses
Available-for-Sale
Marketable equity securities	$-	$-	$5	$(2)	$5	$(2)
Total	$-	$-	$5	$(2)	$5	$(2)

Securities by contractual maturity
(In thousands)	Amortized Cost	Fair Value
Due within one year	$26,531	$26,531
Due after one year but within five years	26,464	26,464
Total	52,995	52,995

Mortgage-backed securities	14,737	15,503
	$67,732	$68,498

Cumulative credit losses recognized in earnings
Beginning balance of credit losses at October 1, 2012	$-
Other-than-temporary impairment credit losses on securities not previously OTTI	-
Increases for additional credit losses on securities previously determined to be OTTI	-
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	-
Ending balance of cumulative credit losses recognized in earnings at September 30, 2013	$-

Beginning balance of credit losses at October 1, 2011	$1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	35
Increases for additional credit losses on securities previously determined to be OTTI	93
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(1,691)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2012	$-